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                                         UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION

                                        Washington DC 20549

                                             FORM 13F



                                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2009

Check here if Amendment [ ]; Amendment number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Tweedy, Browne Company LLC
Address:     350 Park Avenue, 9th Floor
             New York, NY  10022

Form 13F File Number: 28-1222

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Kenneth E. Leopold
Title:    General Counsel
Phone:    212-916-0600

Signature,                  Place,        and Date of Signing:
Kenneth E. Leopold     New York, New York     02/10/2010
Signature                 City,  State          Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            52

Form 13F Information Table Value Total:    $1,944,731

List of Other Included Managers:

        Provide a numbered list of the name(s) and Form file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                                                  1
Form 13F File Number:                         28-04975
Name:                   Affiliated Managers Group Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKZO NOBEL NV SPONSORED ADR    ADR              010199305   11125   167119   SH       SOLE                 167119
DIAGEO PLC- SPONSORED ADR      ADR              25243Q205   39566   570036   SH       SOLE                 570036
ENI SPONSORED ADR              ADR              26874R108     742    14655   SH       SOLE                  14655
GLAXO SMITHKLINE PLC, ADR      ADR              37733W105   40392   956034   SH       SOLE                 956034
HEINEKEN HOLDINGS 'A' ADRS     ADR              B0DM8G4     16500   393804   SH       SOLE                 393804
HEINEKEN NV ADR                ADR              2419176     17329   726163   SH       SOLE                 726163
NOVARTIS AG ADR                ADR              66987V109   21328   391851   SH       SOLE                 391851
SK TELECOM - ADR               ADR              78440P108   94920  5837652   SH       SOLE                5708652           129000
UNILEVER ( ul )                ADR              904767704   12995   407369   SH       SOLE                 407369
UNILEVER (UN)                  ADR              904784709   44694  1382416   SH       SOLE                1382416
COCA-COLA HELLENIC BOTTLING    COM              4420723     17732   772942   SH       SOLE                 772942
HONDA MOTOR CO LTD             COM              6435145     98846  2958855   SH       SOLE                2723355           235500
3M CO                          COM              88579Y101   52836   639114   SH       SOLE                 551914            87200
ACMAT CORP CLASS A             COM              004616207     843    51890   SH       SOLE                  51890
ALTRIA GROUP, INC.             COM              02209S103    1243    63308   SH       SOLE                  63308
AMERICAN EXPRESS COMPANY       COM              025816109   15914   392744   SH       SOLE                 392744
AMERICAN NATIONAL INSURANCE CO COM              028591105   87113   729343   SH       SOLE                 642611            86732
AT&T INC                       COM              00206R102    1686    60166   SH       SOLE                  60166
AVATAR HOLDINGS INC            COM              053494100    6810   400333   SH       SOLE                 400333
BERKSHIRE HATHAWAY INC DEL     COM              084670108   18352      185   SH       SOLE                    185
BURLINGTON NORTHERN SANTA FE C COM              12189T104  128203  1299969   SH       SOLE                1161812           138157
CINTAS CORP.                   COM              172908105     351    13455   SH       SOLE                  13455
COCA COLA COMPANY              COM              191216100    1048    18392   SH       SOLE                  18392
COMCAST CORP - CLASS A         COM              20030N101     554    32850   SH       SOLE                  32850
COMCAST CORP SPECIAL CLASS A   COM              20030N200   83559  5219163   SH       SOLE                4372463           846700
CONOCOPHILLIPS                 COM              20825c104   90009  1762470   SH       SOLE                1582915           179555
DEVON ENERGY                   COM              25179M103   52141   709405   SH       SOLE                 635800            73605
EMERSON ELECTRIC COMPANY       COM              291011104   92248  2165448   SH       SOLE                1862783           302665
EXXON MOBIL CORPORATION        COM              30231G102     173     2542   SH       SOLE                   2542
FEDERATED INVESTORS INC (PA.)  COM              314211103   23276   846401   SH       SOLE                 846401
FINISHMASTER                   COM              31787p108    1288    75560   SH       SOLE                  75560
G & K SERVICES INC             COM              361268105    4922   195871   SH       SOLE                 129197            66674
GENUINE PARTS CO               COM              372460105    1740    45850   SH       SOLE                  45850
HENRY SCHEIN INC               COM              806407102   21600   410646   SH       SOLE                 410646
HOME DEPOT INC                 COM              437076102   70272  2429049   SH       SOLE                1983604           445445
JEFFERIES GROUP INC. NEW       COM              472319102    2813   118548   SH       SOLE                 118548
KRAFT FOODS INC-A              COM              50075n104     322    11852   SH       SOLE                  11852
LEUCADIA NATIONAL CORP         COM              527288104   14619   614491   SH       SOLE                 614491
NATIONAL WESTERN LIFE INS CO   COM              638522102   22011   126774   SH       SOLE                 126774
NORFOLK SOUTHERN CORP          COM              655844108   40863   779540   SH       SOLE                 641485           138055
RAYONIER INC                   COM              754907103    1396    33111   SH       SOLE                  33111
SHENANDOAH TELECOMMUNICATIONS  COM              82312B106     811    39840   SH       SOLE                  39840
SYSCO CORP                     COM              871829107    1223    43785   SH       SOLE                  43785
TORCHMARK CORP                 COM              891027104   12699   288946   SH       SOLE                 288946
TRANSATLANTIC HLDGS            COM              893521104   79026  1516530   SH       SOLE                1317281           199249
UNIFIRST CORP                  COM              904708104   38963   809871   SH       SOLE                 660243           149628
UNION PACIFIC                  COM              907818108   91270  1428320   SH       SOLE                1260820           167500
WAL-MART STORES INC            COM              931142103   54897  1027078   SH       SOLE                 876268           150810
WELLPOINT                      COM              94973v107   34409   590308   SH       SOLE                 464558           125750
COCA COLA FEMSA                COM              191241108  152995  2327985   SH       SOLE                2247200            80785
JOHNSON & JOHNSON              COM              478160104   55219   857306   SH       SOLE                 857306
PHILIP MORRIS INTERNATIONAL    COM              718172109  168841  3503653   SH       SOLE                3418243            85410
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